Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Profit or loss [abstract]
Loss per share , diluted	$ (42.58)	$ (159.11)	$ (88.16)
Weighted average number of shares for the purposes of diluted loss per share	202,481	43,335	30,911